As filed with the Securities and Exchange Commission on August 1, 2007

Securities Act File No. 333-140821

Investment Company Act File No. 811-21767

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-2

(CHECK APPROPRIATE BOX OR BOXES)

☒	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☒	Post-Effective Amendment No. 2

☒	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

☒	Amendment No. 3

Alternative Investment Partners Absolute Return Fund

(Exact name of Registrant as specified in Charter)

One Tower Bridge

100 Front Street, Suite 1100

West Conshohocken, Pennsylvania 19428-2881

(Address of principal executive offices)

Registrant’s Telephone Number, including Area Code: (610) 260-7600

Amy R. Doberman, Esq.

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, NY 10036

(Name and address of agent for service)

COPY TO:

Richard Horowitz, Esq.

Clifford Chance US LLP

31 West 52nd Street

New York, NY 10019

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. ☒

It is proposed that this filing will become effective (check appropriate box)

☐ when declared effective pursuant to section 8 (c)

If appropriate, check the following box:

☐	This [post-effective] amendment designates a new effective date for a previously filed [post-effective amendment] [registration statement].

☒	This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration statement number of the earlier effective registration statement for the same offering is 333-140821, and shall be effective immediately upon filing pursuant to paragraph (b) of Rule 462.

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Amount Being Registered	Proposed Maximum Offering Price Per Unit(1)	Proposed Maximum Aggregate Offering Price (1)	Amount of Registration Fee
Shares of Beneficial Interest(2)	750,000	$1,000.00	$750,000,000	$23,025(3)
Shares of Beneficial Interest(2)	150,000	$1,000.00	$150,000,000	$4,605(3)
Shares of Beneficial Interest(4)	150,000	$1,000.00	$150,000,000	$4,605(5)

(1)	Estimated solely for purposes of calculating the registration fee.

(2)	Previously registered and carried forward under this Registration Statement pursuant to Rule 429 under the Securities Act of 1933, as amended.

(3)	Pursuant to Rule 429 under the Securities Act of 1933, as amended (the “Securities Act”), this portion of the fees due in connection with this offering was previously paid in connection with: (a) the Registrant’s registration statement on Form N-2 filed on May 17, 2005 (File Nos. 333-124980; 811-21767) concerning the registration of shares of beneficial interest in a proposed maximum aggregate offering price of $500,000,000; (b) the Registrant’s registration statement on Form N-2 filed on February 21, 2007 (File Nos. 333-140821; 811-21767) concerning the registration of an additional number shares of beneficial interest in a proposed additional maximum aggregate offering price of $250,000,000; and (c) the Registrant’s post-effective amendment to its registration statement on Form N-2 filed pursuant to Rule 462(b) under the Securities Act on July 25, 2007 (File Nos. 333-144843; 811-21767) concerning the registration of an additional number shares of beneficial interest in a proposed additional maximum aggregate offering price of $150,000,000, and has been carried forward from such filings. The remaining portion of the fees due in connection with the offering are being paid in connection with this filing.

(4)	Currently being registered.

(5)	Currently paid.

The contents of the Registrant’s Registration Statement on Form N-2, as filed with the Securities and Exchange Commission on February 21, 2007 (File Nos. 333-140821; 811-21767) and as amended by all pre-effective amendments and post-effective amendments thereto, including the Registrant’s Prospectus and Statement of Additional Information dated May 1, 2007, are hereby incorporated by reference.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 1st day of August, 2007.

ALTERNATIVE INVESTMENT PARTNERS ABSOLUTE RETURN FUND

By:	/s/ Ronald E. Robison
Ronald E. Robison
Title:	President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

	Signatures	Title	Date

(1)	Principal Executive Officer	President and Principal Executive Officer

By:	/s/ Ronald E. Robison Ronald E. Robison		August 1, 2007

(2)	Principal Financial Officer	Treasurer and Chief Financial Officer

	/s/ James Garrett James Garrett		August 1, 2007

(3)	Majority of the Trustees

Signature	Title	Date

Independent Trustees

Frank L. Bowman

Michael Bozic

Kathleen A. Dennis

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Michael E. Nugent

W. Allen Reed

Fergus Reid

By:	/s/ Carl Frischling	August 1, 2007
Carl Frischling Attorney-In-Fact for the Independent Trustees

Management Trustee

James F. Higgins

By:	/s/ Stefanie V. Chang Yu	August 1, 2007
Stefanie V. Chang Yu Attorney-In-Fact for the Management Trustee

EXHIBIT INDEX

EX-99 (n)(2)	Consent of Independent Registered Public Accounting Firm